Related party balance and transaction - Related party transactions (Details) - Related party $ in Thousands	12 Months Ended
Dec. 31, 2025 HKD ($)
Related party balance and transaction
Selling, general and administrative expenses	$ 850
Sun Line Industrial Limited
Related party balance and transaction
Selling, general and administrative expenses	$ 850